Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 10,589	$ 10,354	$ 10,509	$ 11,503	$ 11,221	$ 10,539	$ 10,007	$ 10,035	$ 9,780	$ 9,575	$ 11,269
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,371	10,222	10,463	11,533	11,335	10,718	10,250	10,322	10,135	10,000	$ 10,954
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,776	10,580	10,787	11,845	11,597	10,922	10,399	10,418	10,184	10,000	$ 11,424
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,138,582	1,110,168	1,125,079	1,228,290	1,196,412	1,119,077	1,059,053	1,055,202	1,024,955	1,000,000	$ 1,214,812
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	1,149,101	1,119,122	1,132,925	1,235,196	1,200,832	1,123,047	1,061,920	1,057,335	1,026,476	1,000,000	$ 1,226,627
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,995	10,854	11,091	12,085	12,134	11,090	10,423	10,462	10,299	10,000	$ 11,596
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,099,543	1,085,373	1,109,140	1,208,504	1,213,416	1,108,998	1,042,288	1,046,207	1,029,949	1,000,000	$ 1,159,566
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	11,306	11,012	11,071	11,798	11,713	10,885	10,296	10,367	10,224	10,000	$ 12,036
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	11,306	11,012	11,071	11,798	11,713	10,885	10,296	10,367	10,224	10,000	$ 12,036
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	11,306	11,012	11,071	11,798	11,713	10,885	10,296	10,367	10,224	10,000	$ 12,036
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	1,130,596	1,101,244	1,107,111	1,179,804	1,171,278	1,088,549	1,029,566	1,036,750	1,022,443	1,000,000	$ 1,203,571
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	$ 1,130,596	$ 1,101,244	$ 1,107,111	$ 1,179,804	$ 1,171,278	$ 1,088,549	$ 1,029,566	$ 1,036,750	$ 1,022,443	$ 1,000,000	$ 1,203,571